UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited)

December 31, 2018

Investment Funds [a,i] (98.55%)	Geographic	Original
Co-Investments (0.50%)	Region [b]	Acquisition Date	Fair Value
Roark Capital Partners II Sidecar, L.P. [e]	North America	10/18/2018	$565,931
Total Co-Investments (0.50%)			565,931

Primary Investments (0.70%)
Hellman & Friedman Capital Partners IX (Parallel), L.P. [e]	North America	09/28/2018	-
Roark Capital Partners V (TE) L.P.	North America	04/30/2018	801,359
Total Primary Investments (0.70%)			801,359

Seasoned Primary Investments (8.96%)
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	438,298
Gryphon Partners IV, L.P. [c,d]	North America	06/24/2016	7,242,406
Merit Mezzanine Fund VI, L.P. [e]	North America	03/02/2018	1,281,496
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	1,252,013
Total Seasoned Primary Investments (8.96%)			10,214,213

Secondary Investments (88.39%)
ABRY Partners V, L.P. [e]	North America	12/31/2018	71,139
Advent International GPE VII-B Limited Partnership [e]	North America	06/30/2015	2,341,084
Altor 2003 Fund (No. 1) LP [e]	Europe	12/31/2018	15,435
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	245,314
Apax Europe VI - A, L.P. [e]	Europe	12/30/2016	513,947
Apollo Investment Fund VI, L.P. [e]	North America	12/31/2018	441,300
Apollo Investment Fund VII, L.P.	North America	09/29/2017	268,422
Audax Mezzanine Fund II, L.P. [e]	North America	09/30/2015	802
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	2,394,398
Audax Private Equity Fund, L.P. [e]	North America	12/31/2018	3,522
Audax Private Equity Fund II, L.P. [e]	North America	12/31/2018	117,728
Audax Private Equity Fund III, L.P. [e]	North America	09/30/2015	335,189
Audax Private Equity Fund IV, L.P.	North America	09/29/2017	274,590
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	456,687
Bain Capital Asia Fund, L.P. [e]	North America	12/30/2015	87,446
Bain Capital Distressed and Special Situations 2013 E, L.P. [e]	North America	06/30/2015	376,890
Bain Capital Europe Fund III, L.P. [e]	North America	12/30/2016	386,887
Bain Capital Fund VII, L.P.	North America	12/29/2017	3,840,955
Bain Capital Fund VIII, L.P. [e]	North America	12/30/2015	305,536
Bain Capital Fund VIII-E, L.P. [e]	North America	12/31/2018	58,354
Bain Capital Fund IX, L.P. [e]	North America	12/31/2018	816,526
Bain Capital Fund X, L.P.	North America	12/30/2015	3,557,346
Bain Capital VII Coinvestment Fund, L.P.	North America	12/29/2017	56,631
Bain Capital VIII Coinvestment Fund, L.P. [e]	North America	12/31/2018	22,212
Bain Capital IX Coinvestment Fund, L.P. [e]	North America	12/31/2018	208,797
Bain Capital X Coinvestment Fund, L.P. [e]	North America	12/31/2018	29,340
BCP V-S L.P. [e]	North America	09/29/2017	58,719
Berkshire Fund VI, Limited Partnership [d,e,f]	North America	12/31/2018	6,522,657
Berkshire Fund VII, L.P. [e]	North America	12/31/2018	1,092,405
Blackstone Capital Partners V L.P.	North America	09/29/2017	675,576
Carlyle Partners IV, L.P. [e]	North America	12/31/2018	26,934
CDRF8 Private Investors, LLC	North America	06/30/2017	205,694
Cerberus Institutional Partners, L.P. - Series Three	North America	12/30/2016	39,346
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	937,239
CHP III, L.P. [e]	North America	09/29/2017	458,909
Clyde Blowers Capital Fund III LP [e]	Europe	06/30/2015	792,587
Comvest Capital II International (Cayman), L.P. [e]	North America	06/29/2018	415,927
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	2,541,508
DCM IV, L.P. [e]	North America	06/30/2015	154,217
DCM V, L.P. [e]	North America	06/30/2015	412,620
DCM VI, L.P. [e]	North America	06/30/2015	1,192,545
Francisco Partners, L.P. [e]	North America	12/31/2018	6,620
Francisco Partners II, L.P. [e]	North America	12/31/2018	219,353
GESD Investors II, L.P. [e]	North America	09/29/2017	739,432
Green Equity Investors V, L.P.	North America	09/29/2017	5,047,185
Gridiron Energy Feeder I, L.P. [e]	North America	05/10/2017	2,458,562
GSO Capital Opportunities Overseas Fund L.P.	North America	12/30/2015	51,241
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	161,174
H.I.G. Bayside Debt & LBO Fund II, L.P. [e]	North America	12/31/2018	1,031,451
H.I.G. Capital Partners IV, L.P. [e]	North America	12/31/2018	1,686,145
Harvest Partners V, L.P.	North America	12/29/2017	130,722

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

Investment Funds [a,i] (98.55%) (continued)	Geographic	Original
Secondary Investments (88.39%) (continued)	Region [b]	Acquisition Date	Fair Value
HgCapital 5 L.P. [e]	Europe	12/31/2018	$78,691
Insight Equity I, LP [e]	North America	12/31/2018	104,283
Insight Equity II, LP [e]	North America	12/31/2018	1,099,620
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	1,404,277
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	1,108,787
Insight Venture Partners V, L.P.	North America	06/30/2015	239,203
Insight Venture Partners VI, L.P.	North America	06/30/2015	629,211
Insight Venture Partners VII, L.P.	North America	06/30/2015	4,295,546
Insight Venture Partners VIII, L.P.	North America	06/30/2015	4,141,608
J.H. Whitney VI, L.P.	North America	09/29/2017	111,113
J.W. Childs Equity Partners III, L.P. [e]	North America	12/31/2018	328
JMI Equity Fund VI, L.P. [e]	North America	09/29/2017	17,837
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	2,791,195
KKR 2006 Fund L.P.	North America	09/29/2017	364,830
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	389,176
KPS Special Situations Fund III, L.P.	North America	09/29/2017	553,573
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	09/29/2017	787,309
Littlejohn III, L.P. [e]	North America	12/31/2018	51,811
Littlejohn Fund IV, L.P.	North America	12/30/2015	922,463
Madison International Real Estate Liquidity Fund V [e]	North America	06/30/2015	37,587
Merchant Banking Partners IV, L.P.	North America	09/29/2017	46,126
Montreux Equity Partners IV, L.P. [e]	North America	09/29/2017	459,391
New Enterprise Associates 12, Limited Partnership [e]	North America	09/29/2017	80,771
New Mountain Partners III, L.P.	North America	09/29/2017	625,648
NewView Capital Fund I, L.P. [e]	North America	10/31/2018	4,741,894
Oaktree Private Investment Fund 2010, L.P. [e]	North America	06/30/2015	101,271
Paladin III (HR), L.P.	North America	09/29/2017	564,704
Parthenon Investors II, L.P. [e]	North America	12/31/2018	339,880
Parthenon Investors III, L.P. [e]	North America	12/31/2018	1,463,124
Perry Partners International Inc. [e]	North America	12/30/2015	5,273
Platinum Equity Capital Partners II [e]	North America	09/29/2017	85,030
Providence Equity Partners IV, L.P. [e]	North America	12/30/2016	32,938
Providence Equity Partners V, L.P. [e]	North America	12/30/2016	124,815
Providence Equity Partners VI, L.P. [d,g]	North America	12/30/2016	5,994,210
Providence Equity Partners VII, L.P.	North America	09/29/2017	325,609
Providence TMT Special Situations Fund L.P. [e]	North America	12/31/2018	8,687
Roark Capital Partners II, L.P. [e]	North America	06/29/2018	890,453
Roark Capital Partners III L.P.	North America	06/29/2018	1,216,685
Roark Capital Partners IV L.P. [e]	North America	06/29/2018	875,399
Saw Mill Capital Partners, L.P. [e]	North America	09/29/2017	184,100
Silver Lake Partners II, L.P.	North America	12/30/2016	133,427
Silver Lake Partners III, L.P. [e]	North America	12/31/2018	974,467
Summit Partners Private Equity Fund VII-A, L.P. [e]	North America	12/31/2018	638,933
Summit Partners Venture Capital Fund II-A, L.P. [e]	North America	12/31/2018	102,970
Summit Ventures VI-A, L.P. [e]	North America	12/31/2018	852,954
Sun Capital Partners IV, LP [e]	North America	12/31/2018	227,000
Sun Capital Partners V, L.P. [e]	North America	12/31/2018	466,000
TA X, L.P. [e]	North America	12/31/2018	76,488
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	290,853
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	407,548
The Veritas Capital Fund III, L.P. [e]	North America	09/29/2017	90,000
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	359,981
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [e]	North America	06/29/2018	3,617,573
Thomas H. Lee Parallel Fund VI, L.P.	North America	09/28/2018	1,877,408
TPG Opportunities Partners III (B), L.P.[e]	North America	06/30/2015	69,917
TPG Partners V, L.P.	North America	09/29/2017	305,892
TPG Partners VI, L.P.	North America	09/29/2017	2,674,819
TPG STAR, L.P. [e]	North America	09/29/2017	565,618
Vista Equity Partners Fund V, L.P. [e]	North America	09/28/2018	4,979,986
Warburg Pincus Private Equity VIII [e]	North America	12/31/2018	15,814
Waud Capital Partners QP II, L.P. [e]	North America	12/31/2018	86,193
Weston Presidio V, L.P. [e]	North America	12/31/2018	142,068
Wicks Communications & Media Partners III, L.P. [e]	North America	12/31/2018	241,480
Wind Point Partners VII-B, L.P.	North America	09/29/2017	33,321
Total Secondary Investments (88.39%)			100,810,411
Total Investments in Investment Funds (Cost $118,427,164) (98.55%)			$112,391,914

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

Short-Term Investment (4.43%)
Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 2.31% [h]	$3,784,657
JP Morgan U.S. Government Money Market Fund, 2.08% [h]	1,269,616
Total Money Market Fund (4.43%)	$5,054,273

Total Short-Term Investment (Cost $5,054,273) (4.43%)	$5,054,273

Total Investments (Cost $123,481,437) (102.98%)	$117,446,187

Liabilities in Excess of Other Assets (-2.98%)	(3,398,881)

Shareholders' Capital (100.00%)	$114,047,306

[a]	Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2018 was $118,427,164 and $112,391,914, respectively.
[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.
[c]	This Investment Fund invests in privately or publicly owned enterprises operating in a varierty of industries.
[d]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[e]	Non-income producing.
[f]	This Investment Fund was formed for the purpose of making equity and equity related investments in established middle market companies.
[g]	This Investment Fund was formed for the purpose of making investments in communication businesses or other business with the objective of capital appreciation.
[h]	The rate quoted is the annualized seven-day yield of the fund at the period end.
[i]	The Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Investment Fund does not necessarily reflect the actual cost of each such Investment Fund.

As of December 31, 2018, the aggregate cost of each investment restricted to resale was: $513,522, $0, $753,860, $447,572, $4,989,476, $1,098,668, $1,498,113, $51,781, $1,991,029, $15,435, $230,794, $583,257, $417,813, $380,457, $120,111 $2,907,495, $2,154, $67,248, $2,557,094, $280,379, $425,162, $621,943, $186,567, $953,841, $5,910,925, $678,788, $36,563, $638,421, $4,377,680, $60,761, $21,918, $206,357, $24,382, $59,642, $6,549,801, $1,115,304, $830,670, $42,308, $334,354, $60,632, $688,460, $496,016, $1,742,959, $385,646, $2,363,524, $170,448, $1,309,767, $1,850,037, $5,095, $175,594, $436,425, $4,982,763, $2,054,564, $261,086, $215,918, $629,174, $1,749,167, $149,939, $79,100, $148,724, $909,412, $837,537, $509,740, $492,653, $1,715,464, $2,663,550, $3,380,385, $122,933, $453, $17,177, $2,251,891, $399,847, $387,749, $659,601, $742,708, $36,110, $1,589,561, $44,743, $48,411, $352,648, $148,380, $883,437, $3,876,201, $60,339, $409,211, $225,909, $1,198,040, $105,492, $328,880, $19,151, $436,235, $6,408,748, $269,960, $5,693, $830,997, $1,142,402, $821,889, $774,146, $1,354,982, $1,192,580, $593,484, $77,683, $641,689, $238,215, $417,140, $52,067, $376,014, $331,357, $364,079, $412,645, $3,818,242, $1,731,298, $56,643, $415,668, $2,698,443, $573,289, $5,603,292, $30,003, $45,465, $100,545, $196,412, $61,563, respectively, totaling $118,427,164.

The information regarding these Investment Funds, as presented above, has not been prepared, reviewed or approved by any such Investment Fund or its general partner, manager or sponsor or any of their respective affiliates.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s investments in Investment Funds are estimates and are determined by the adviser in accordance with the Valuation Procedures. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses the NAV of each Investment Fund as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC (the “Administrator”). The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

Investments in Investment Funds with a fair value of $112,391,914 are excluded from the fair value hierarchy as of December 31, 2018.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,054,273	$-	$-	$5,054,273
Total	$5,054,273	$-	$-	$5,054,273

During the period ended December 31, 2018, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end. The Fund intends to elect to be a RIC with the filing of its federal income tax return.

At December 31, 2018, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$22,505,456
Gross unrealized depreciation	(9,792,719)
Net unrealized appreciation	$12,712,737
Cost of investments	$104,733,450

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	March 1, 2019

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.